SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
SHAREHOLDERS’ EQUITY

NOTE 5 - SHAREHOLDERS’ EQUITY

A. Share capital:

	Number of shares
	June 30, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.165 par value	484,848,485	610,496	484,848,485	135,812

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $0.165 (post 75:1 reverse stock split) and the Company does not have a limited amount of authorised capital.

Preferred shares

preferred shares with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Deferred shares

Deferred Ordinary Shares are non-voting shares and do not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. The Deferred Shares confer the right on a return of capital, on a winding-up or otherwise, only to the repayment of the nominal value paid up on the Deferred Shares after repayment of the nominal value of the Ordinary Shares.

B. Changes in share capital:

1)	In January 2024, pursuant to an inducement letter, the holders of reset warrants exercised 6,061 warrants at an exercise price of $0.165 per warrant, and as a result we issued an aggregate of 6,061 Ordinary Shares.

2)	On January 4, 2024, the Company issued 1,333 ordinary shares to a service provider in connection with certain investor relations services.

3)	Pursuant to Letter Agreement with YA II PN Ltd signed on February 2, 2024, the Company issued during the first quarter of 2024, 35,659 ordinary shares for an aggregate of $527 net proceeds and in addition in June 21, 2024 the investor exercised the 3,333 warrants into 3,333 ordinary shares at an exercise price of $0.165 per warrant (see also note 4(1)).

4)	On February 1, 2024, the Company issued 6,667 ordinary shares to EFHutton pursuant to their agreement as an underwriter.

5)	Following the underwritten public offering closed on February 20, 2024, During the third quarter of 2024, the Company issued 46,169 ordinary shares at a subscription price per share of $18 and 115,493 ordinary shares due to Pre-Funded Warrants exercise at a price per Pre-Funded Warrant of $17.835 (see also note 4(2)).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 5 - SHAREHOLDERS’ EQUITY (CONT.)

6)	Pursuant to a private placement binding term sheet dated February 28, 2024, the Company issued 1,333 warrants to the investor with an exercise price of $3.75 per share (see also note 3(2)).

7)	On February 29, 2024, the Company’s Board of Directors approved a grant of 20,000 RSUs to an officer, directors and service providers under the 2022 Incentive Equity Plan. As of the date of these Financial Statements 12,148 of the RSUs are vested.

8)	On March 4, 2024, the Company’s Board of Directors approved the issuance of 1,333 ordinary shares to a service provider in connection with certain investor relations services.

9)	During the six months period ending June 30, 2024, an institutional investor converted $2.3 million of convertible promissory note and accrued interest into an aggregate of 19,102 Ordinary Shares and exercised 52,387 Warrant A (see also note 3(3)).

10)	On April 11, 2024 pursuant to a Securities Purchase Agreement, the Company issued 157,673 warrants for a 5 years period with an exercise price of $11.775 per warrant. In addition, pursuant to a Warrant Amendment and Inducement Letter the Investor, exercise his outstanding “B” warrants to purchase 34,925 Ordinary Shares. The Existing Warrants were issued to the Investor as of September 6, 2023 and had a fixed exercise price of $122.835 per share. Pursuant to the Inducement Letter, the Investor agreed to exercise for cash the existing warrants in full at a reduced exercise price of $0.165 per share, or approximately $6. (see also note 3(1)). Furthermore, on June 21, 2024, the investor exercised 25,383 warrants at an exercise price of $11.775 into ordinary shares.

11)	During April 2024, the Company issued an aggregate of 9,200 Ordinary Shares to certain former debtholders of the Company as further consideration relating to the December 2023 conversion of their indebtedness and related obligations. Furthermore, the Company issued additional 11,881 Ordinary Shares in April 2024 and 3,086 Ordinary Shares in May 2024 to those same former debtholders, for the conversion and termination of an aggregate of 84,032 warrants held by them.

12)	On April 24, 2024, the Company issued an institutional investor 36,341 Ordinary Shares as a 1.5% commitment fee under the SPA signed on April 19, 2024 (see also note 4(3)).

13)	During the second quarter of 2024 the Company converted $569 debt to 42,573 ordinary shares.

14)	On June 27, 2024, the Company converted $119 debt to 11,699 ordinary shares and issued 900 warrants at an exercise price of $0.165 per warrant.

C. Incentive Equity Plan

In April 25, 2023, the Company’s board of directors and its shareholders approved and adopted the SMX Public Limited Company 2022 Incentive Equity Plan, which was subsequently amended the Company’s board of directors, subject to applicable Nasdaq requirements, which reserved for grant a number of ordinary shares equal to 15% of the number of issued and outstanding ordinary shares on a fully diluted basis immediately after the closing of the Business Combination, or 3,080 authorized ordinary shares. According to the Incentive Equity Plan the aggregate number of authorized shares has automatically increased on January 1, 2024, by 5% of the total number of shares outstanding on December 31,2023, to 9,871 authorized ordinary shares. In addition, the Company received stockholder approval at its 2023 annual general meeting of shareholders held on December 21, 2023, which increased the number of ordinary shares by 20,000 to a total of 29,871 ordinary shares. Furthermore, as a foreign private issuer, we are permitted to follow home country corporate governance practices and from time to time, have amended, and may in the future continue to amend, the 2022 Incentive Equity Plan to increase the number of shares authorized under the 2022 Incentive Equity Plan without shareholder approval (see note 9).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 5 – SHAREHOLDERS’ EQUITY (CONT.)

1.	During the six-month period ended June 30, 2024, the Company granted 20,000 RSUs to employees, directors and service providers. The fair value at grant date was $0.4 per RSU. The related share-based expenses that were recognized in the period amounted to $1,088.

RSUs granted to employees, directors and service providers:

	Six months period ended June 30, 2024 (in thousands)	Six months period ended June 30, 2023 (in thousands)
Outstanding at beginning of period	2	-
Granted	20	3
Vested	(13)	(1)

Outstanding at June 30, 2023	9	2

2.	The share-based payment expenses due to options granted to employees and service providers that were recognized in the six-month period ended June 30, 2024 amounted to $1.